Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 57,089
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 15,760
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 41,329
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2021
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2030